Commitments and Contingencies	3 Months Ended		12 Months Ended
	Apr. 03, 2021	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies

5. Commitments and Contingencies

Operating Leases

We leased all of our properties. All of our operations, including our manufacturing facilities, comprising approximately 94,000 square feet, were located in an industrial complex in Austin, Texas that expired in March 31, 2020. We did not renew this lease as we ceased our Conductus wire manufacturing efforts to pursue our merger with Clearday. Our Austin lease contained a renewal option and also required us to pay utilities, insurance, taxes and other operating expenses.

For the three months ended April 3, 2021, operating lease expense was $0.

Patents and Licenses

We had entered into various licensing agreements requiring royalty payments ranging from 0.13% to 2.5% of specified product sales. Certain of these agreements contain provisions for the payment of guaranteed or minimum royalty amounts. In the event that we fail to pay any minimum annual royalties, these licenses may automatically be terminated. These royalty obligations terminate in 2026. Royalty expenses totaled $0 and $11,000 for the three months ended April 3, 2021 and March 28, 2020, respectively. Under the terms of certain royalty agreements, royalty payments made may be subject to audit. There have been no audits to date and we do not expect any possible future audit adjustments to be significant.

We have no minimum payments under operating leases and license obligations going forward.

Note 7 — Commitments and Contingencies

Operating Leases

We leased all of our properties. All of our operations, including our manufacturing facilities, comprising approximately 94,000 square feet, were located in an industrial complex in Austin, Texas that expired in March 31, 2020. We did not be renew this lease as we ceased our Conductus wire manufacturing efforts to pursue our merger with Clearday. Our Austin lease contained a renewal option and also required us to pay utilities, insurance, taxes and other operating expenses.

For 2020, 2019 and 2018, rent expense was $203,000, $579,000, and $387,000, respectively.

Patents and Licenses

We had entered into various licensing agreements requiring royalty payments ranging from 0.13% to 2.5% of specified product sales. Certain of these agreements contain provisions for the payment of guaranteed or minimum royalty amounts. In the event that we fail to pay any minimum annual royalties, these licenses may automatically be terminated. These royalty obligations terminate in 2026. Royalty expenses totaled $0 in 2020, $45,000 in 2019 and $45,000 in 2018. Under the terms of certain royalty agreements, royalty payments made may be subject to audit. There have been no audits to date and we do not expect any possible future audit adjustments to be significant.

We have no minimum lease payments under operating leases and license obligations going forward.

Allied Integral United Inc [Member]
Commitments and Contingencies
7.	Commitments and Contingencies

Franchise Agreements- Non-Core

The franchise agreement with Wyndham Hotel Group (dba MicrotelInns and Suites Franchising, Inc.) (“Microtel”) for PLBH is still effective and will end after a period of 20 years on October 12, 2032. In accordance with the agreements, the Companies are obligated to pay certain fees including a percentage (between two and eight percent) of gross revenues of each of the hotels for which the Companies receive services which include access to reservation systems, centralized marketing, and other services. During the three months ended March 31, 2021 and 2020, the Companies incurred an aggregate of zero and $105,069, respectively, related to our franchise agreements.

The Company pays the following fees as a percentage of gross income for the hotels, and they include:

(a)	Royalty and marketing fee of 6% and 2% respectively to the Wyndham Hotel Group
(b)	Online travel agency fees that range from 11% - 14%
(c)	Occupancy and County fees paid to the Count of Bexar for SeaWorld (through March 11, 2021) are 6% and 1.25% respectively
(d)	Occupancy and City fees paid to the City of Buda are 6% and 7% respectively

Contingencies

The tenant, MCA Simpsonville Operating Company LLC, referred to as Tenant, of the MCA community that is located in Simpsonville, South Carolina, referred to as the Simpsonville facility, and other affiliates of the Company have a dispute with the landlord of the Simpsonville Facility, MC-Simpsonville, SC-UT, LLC, referred to as the Landlord, and its affiliates (Embree Group of Companies: Embree Construction Group, Inc., Embree Asset Group, Inc., and Embree Capital Markets Group, Inc., referred to collectively as Embree) under the terms of the lease regarding alleged material construction and related defects of the Simpsonville Facility and other memory care facilities that have been built by Embree and are leased by subsidiaries of MCA, including the significant costs and additional investment that was required by MCA to remedy such defects. The Tenant has stopped paying rent and related charges under the lease for the Simpsonville Facility from and after January 1, 2019. The Landlord has made demands for past rent but has not instituted legal action against the Tenant. Instead, the Landlord filed a lawsuit against the guarantors of the lease, including Trident Healthcare Properties I, L.P., referred to as Trident, which is a wholly owned subsidiary of the Company and an unconditional guaranty of such lease; and the personal guarantors of the Tenant’s obligations under the Lease, including the Company’s Chairman and Chief Executive Officer. The Company has an obligation to indemnify and hold such individuals (other than the Company’s Chairman) harmless under such personal guarantees, and Trident is a consolidated subsidiary in the Company’s financial statements. The Company’s Chairman has indemnified the Company for all obligations of the Company with respect to obligations to the Landlord in connection with this litigation, including the Company’s obligations to such indemnified individuals and the Company’s subsidiaries. This litigation is captioned and numbered MC-Simpsonville, SC-UT, LLC v. Steve Person, et. al., Cause No. 19-0651-C368 and is pending in the 368th Judicial District Court of Williamson County, Texas. The trial court has issued a judgment on damages in the amount of $2,801,365. The trial court has not made findings of fact related to the Tenant’s liability under the Lease. The Company has accrued an amount that it determines is reasonable with respect to this contingency. The Company intends to appeal the trial court judgement including the amount of the damages. If the appeal is successful, then the trial court judgement may be vacated and a new trial will be required or the amount of the damage award may be reduced, or both, however the Company is not able to determine if it will prevail in such appeal. The Landlord filed a second action against Trident and the other guarantors on April 9, 2021, for claims similar to the action described above including relief for payment of rent past due and reimbursement of taxes from October 2020 to the time of the trial in this action. Trident and the other guarantors intend to respond to this action. The Company is not able to determine if it will prevail in such litigation.

Certain subsidiaries of the Company that operate hotel assets have not paid employment related taxes such as required withholdings for Texas State unemployment taxes and federal income tax and employee and employer contributions for FICA (Social Security and Medicare) taxes, and federal unemployment tax for the period from December 31, 2018 to December 31, 2019. These subsidiaries have since made the appropriate filings with the Internal Revenue Service and the Company has accrued the full estimated amount of the underpaid taxes as well as the estimated penalties and interest. As of March 31, 2021, the amount of the estimated taxes, penalties, and interest, assuming that there is no waiver or mitigation of the penalties, is $605,653. The Company has accrued this amount in its unaudited condensed consolidated financial statements as of March 31, 2021.

Trident and certain of its subsidiaries that are related to the MCA communities are subject to leases from Invesque Holdings, LP and its subsidiaries, referred to collectively as Invesque, filed for bankruptcy in the United Stated Bankruptcy Court of the Western District of Texas, San Antonio Division on June 4, 2019. The Trident subsidiaries that were debtors in the bankruptcy case are MCA, MCA Mainstreet Tenant LLC, MCA Westover Hills Operating Company LLC, MCA Management Company, Inc., MCA New Braunfels Operating Company, LLC, MCA Westover Hills, LLC and Memory Care at Good Shepherd, LLC. The bankruptcy case was dismissed on July 30, 2019 in consideration of a settlement agreement among Trident and its affiliates and Invesque and its affiliates which restructured the debt owed by Trident and its affiliates to Invesque and restructured the leases. The settlement agreement enabled Trident, MCA, and its subsidiaries to operate as going concerns and pay their prepetition debts in full. There is no aspect of this bankruptcy case that is currently pending. Trident and its subsidiaries continue to operate in compliance with the terms of the settlement agreements.

In addition, from time to time, the Company becomes involved in litigation matters in the ordinary course of its business. Such litigations include two actions that allege negligence and other claims regarding the death of a resident in a memory care facility: (1) Diane Hamilton, as the Executor of the Estate of Theodore Wilkins Hamilton v. MCA Simpsonville Operating Company, LLC, which action was brought in South Carolina state court on August 6, 2020, and (2) John Gotierrez v MCA Westover Hills Operating Company, LLC, which action was brought in Texas state court on August 28, 2020. Each action is in the discovery stage of the proceeding. The Company has, with respect to each action: (1) referred the action to its insurance carrier, and (2) believes that it has valid and meritorious defenses, and (3) has not accrued any amounts in its consolidated financial statements. Although the Company is unable to predict with certainty the eventual outcome of any litigation, the Company does not believe any of its currently pending litigation is likely to have a material adverse effect on its business.

Indemnification Agreements

Certain lease and other obligations of the Company are guaranteed in whole or in part by James Walesa and/or BJ Parrish and others. The Company has agreed to indemnify and hold each such individual harmless for all liabilities and payments on account of any such guaranty. The lease obligations of the Company for its lease obligations for four of its five MCA facilities, including the lease of the MCA community that is located in Simpsonville, South Carolina, referred to as the Simpsonville facility. This is the facility that is the subject of a litigation and judgement against certain of our subsidiaries. We have been fully indemnified by James Walesa for all obligations that the company may incur with respect to an adverse judgement against the Company, including any post-judgement interest. Such indemnification by James Walesa is under an agreement dated as of July 30, 2020. Under such agreement, James Walesa receives a fee equal to 2% of the total amount payable by AIU or any of its subsidiaries which is payable in units of shares of the Clearday Care Preferred and Clearday Warrants at $10.00 per unit, which is the same as the cash payment for such units by third parties in the offering of such units by Clearday Care. In the event that Mr. Walesa is required to make any payments under this indemnification, then Company will issue shares of Clearday Care Preferred and Clearday Warrants, at $10.00 per unit, for the amount of such payment.

Subsequently, an amendment to the indemnification agreement above was signed on January 19, 2021 in which additional securities were pledged on behalf of James Walesa for all obligations that Company may incur with respect to an adverse judgement and/or any post-judgement interest. In the event that Mr. Walesa is required to make any payments under this amended indemnification agreement, then Company will issue shares of AIU Care, AIU Warrants and AIU Common Stock at $10.00 per unit as well as Series A Preferred at $20.00 per unit, for the amount of such payment.

Superconductor Merger Commitment

During the three months ended March 31, 2021, the Company agreed to pay Superconductor $120,000 per month beginning with February until June 30, 2021 (the “Operating Payments”) or an aggregate amount equal to $600,000. These payments will be deferred as may be agreed by Superconductor and the Company to the extent that Superconductor receives loans under the Payment Protection Program or other benefits under the Cares Act. Such payments will be deemed distribution to Superconductor by Naples JV, LLC on account of its preferred interests.

7.	Commitments and Contingencies

Franchise Agreements- Non-Core

The Companies have entered into franchise agreements with Wyndham Hotel Group (dba Microtel Inns and Suites Franchising, Inc.) (“Microtel”) for a period of 20 years for each of the properties expiring in August 30, 2030, and October 12, 2032 for PLTH and PLBH, respectively. In accordance with the agreements, the Companies are obligated to pay certain fees including a percentage (between two and eight percent) of gross revenues of each of the hotels for which the Companies receive services which include access to reservation systems, centralized marketing, and other services. During the years ended December 31, 2020 and 2019, the Companies incurred an aggregate of $67,375 and $521,967, respectively, for fees under the franchise agreements.

The Company pays the following fees as a percentage of gross income for the hotels, and they include:

(a)	Royalty and marketing fee of 6% and 2% respectively to the Wyndham Hotel Group
(b)	Online travel agency fees that range from 11% - 14%
(c)	Occupancy and County fees paid to the Count of Bexar for SeaWorld are 6% and 1.25% respectively
(d)	Occupancy and City fees paid to the City of Buda are 6% and 7% respectively

Contingencies

The tenant, MCA Simpsonville Operating Company LLC, referred to as Tenant, of the MCA community that is located in Simpsonville, South Carolina, referred to as the Simpsonville facility, and other affiliates of the Company have a dispute with the landlord of the Simpsonville Facility, MC-Simpsonville, SC-UT, LLC, referred to as the Landlord, and its affiliates (Embree Group of Companies: Embree Construction Group, Inc., Embree Asset Group, Inc., and Embree Capital Markets Group, Inc., referred to collectively as Embree) under the terms of the lease regarding alleged material construction and related defects of the Simpsonville Facility and other memory care facilities that have been built by Embree and are leased by subsidiaries of MCA, including the significant costs and additional investment that was required by MCA to remedy such defects. The Tenant has stopped paying rent and related charges under the lease for the Simpsonville Facility from and after January 1, 2019. The Landlord has made demands for past rent but has not instituted legal action against the Tenant. Instead, the Landlord filed a lawsuit against the guarantors of the lease, including Trident Healthcare Properties I, L.P., referred to as Trident, which is a wholly owned subsidiary of the Company and an unconditional guaranty of such lease; and the personal guarantors of the Tenant’s obligations under the Lease, including the Company’s Chairman and Chief Executive Officer. The Company has an obligation to indemnify and hold such individuals (other than the Company’s Chairman) harmless under such personal guarantees, and Trident is a consolidated subsidiary in the Company’s financial statements. The Company’s Chairman has indemnified the Company for all obligations of the Company with respect to obligations to the Landlord in connection with this litigation, including the Company’s obligations to such indemnified individuals and the Company’s subsidiaries. This litigation is captioned and numbered MC-Simpsonville, SC-UT, LLC v. Steve Person, et. al., Cause No. 19-0651-C368 and is pending in the 368th Judicial District Court of Williamson County, Texas. The trial court has issued a judgment on damages in the amount of $2,801,365. The trial court has not made findings of fact related to the Tenant’s liability under the Lease. Clearday has accrued an amount that it determines is reasonable with respect to this contingency. The Company intends to appeal the trial court judgement including the amount of the damages. If the appeal is successful, then the trial court judgement may be vacated and a new trial will be required or the amount of the damage award may be reduced, or both, however the Company is not able to determine if it will prevail in such appeal. The Landlord filed a second action against Trident and the other guarantors on April 9, 2021, for claims similar to the action described above including relief for payment of rent past due and reimbursement of taxes from October 2020 to the time of the trial in this action. Trident and the other guarantors intend to respond to this action. Clearday is not able to determine if it will prevail in such litigation.

Certain subsidiaries of the Company that operate hotel assets have not paid employment related taxes such as required withholdings for Texas State unemployment taxes and federal income tax and employee and employer contributions for FICA (Social Security and Medicare) taxes, and federal unemployment tax for the period from December 31, 2018 to December 31, 2019. These subsidiaries have since made the appropriate filings with the Internal Revenue Service and the Company has accrued the full estimated amount of the underpaid taxes as well as the estimated penalties and interest. As of December 31, 2020, the amount of the estimated taxes, penalties, and interest, assuming that there is no waiver or mitigation of the penalties, is $585,000. The Company has accrued this amount in its consolidated financial statements as of December 31, 2020.

Trident and certain of its subsidiaries that are related to the MCA communities are subject to leases from Invesque Holdings, LP and its subsidiaries, referred to collectively as Invesque, filed for bankruptcy in the United Stated Bankruptcy Court of the Western District of Texas, San Antonio Division on June 4, 2019. The Trident subsidiaries that were debtors in the bankruptcy case are MCA, MCA Mainstreet Tenant LLC, MCA Westover Hills Operating Company LLC, MCA Management Company, Inc., MCA New Braunfels Operating Company, LLC, MCA Westover Hills, LLC and Memory Care at Good Shepherd, LLC. The bankruptcy case was dismissed on July 30, 2019 in consideration of a settlement agreement among Trident and its affiliates and Invesque and its affiliates which restructured the debt owed by Trident and its affiliates to Invesque and restructured the leases. The settlement agreement enabled Trident, MCA, and its subsidiaries to operate as going concerns and pay their prepetition debts in full. There is no aspect of this bankruptcy case that is currently pending. Trident and its subsidiaries continue to operate in compliance with the terms of the settlement agreements.

In addition, from time to time, the Company becomes involved in litigation matters in the ordinary course of its business. Such litigations include two actions that allege negligence and other claims regarding the death of a resident in a memory care facility: (1) Diane Hamilton, as   the Executor of the Estate of Theodore Wilkins Hamilton v. MCA Simpsonville Operating Company, LLC, which action was brought in South Carolina state court on August 6, 2020, and (2) John Gotierrez v MCA Westover Hills Operating Company, LLC, which action was brought in Texas state court on August 28, 2020. Each action is in the discovery stage of the proceeding. The Company has, with respect to each action: (1) referred the action to its insurance carrier, and (2) believes that it has valid and meritorious defenses, and (3) has not accrued any amounts in its consolidated financial statements. Although the Company is unable to predict with certainty the eventual outcome of any litigation, the Company does not believe any of its currently pending litigation is likely to have a material adverse effect on its business.

Indemnification Agreements

Certain lease and other obligations of Clearday are guaranteed in whole or in part by James Walesa and/or BJ Parrish and others. Clearday has agreed to indemnify and hold each such individual harmless for all liabilities and payments on account of any such guaranty. The lease obligations of Clearday for its lease obligations for four of its five MCA facilities, including the lease of the MCA community that is located in Simpsonville, South Carolina, referred to as the Simpsonville facility. This is the facility that is the subject of a litigation and judgement against certain of our subsidiaries. See “Business - Legal Proceedings”. We have been fully indemnified by James Walesa for all obligations that Clearday may incur with respect to an adverse judgement against Clearday, including any post-judgement interest. Such indemnification by James Walesa is under an agreement dated as of July 30, 2020. Under such agreement, James Walesa receives a fee equal to 2% of the total amount payable by AIU or any of its subsidiaries which is payable in units of shares of the Clearday Care Preferred and Clearday Warrants at $10.00 per unit, which is the same as the cash payment for such units by third parties in the offering of such units by Clearday Care. In the event that Mr. Walesa is required to make any payments under this indemnification, then Clearday will issue shares of Clearday Care Preferred and Clearday Warrants, at $10.00 per unit, for the amount of such payment.

Subsequently, an amendment to the indemnification agreement above was signed on January, 19, 2021 in which additional securities were pledged on behalf of James Walesa for all obligations that Clearday may incur with respect to an adverse judgement and/or any post-judgement interest. In the event that Mr. Walesa is required to make any payments under this amended indemnification agreement, then Clearday will issue shares of AIU Care, AIU Warrants and AIU Common Stock at $10.00 per unit as well as Series A Preferred at $20.00 per unit, for the amount of such payment.

Superconductor Merger Commitment

Until the earlier to occur of the Effective Time or the termination of the merger agreement in accordance with its terms, Clearday will pay to Superconductor to its fund operating costs and expenses, $120,000 (each payment, an “Operating Payment”) per month, payment being due on the first business day of each calendar month commencing July 2021, and paid on or prior to the tenth day of each such month; provided, that the amount of an Operating Payment shall be deferred (and Clearday will not have a monthly payment obligation) to the extent that Parent has not exhausted the proceeds it received (or in the future may receive) on account of loans under the Paycheck Protection Program (the “PPP Loans”) administered by the United States Small Business Administration (“SBA”) established under the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act or amounts under the Employee Retention Credit under the CARES Act. Parent agrees to promptly apply for such funds and that the aggregate amount of the Operating Payments shall not be more than $600,000. For avoidance of doubt, PPP Loan proceeds are not Operating Payments.